UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-568
                                   -------

The Value Line Fund, Inc.
-------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

Stephen R Anastasio,  Treasurer, Principal Financial Officer
------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2007
                         -----------------

Date of reporting period: March 31, 2007
                          --------------

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 3/31/07 is included with this Form.

The Value Line Fund, Inc.

Schedule of Investments (unaudited)                               March 31, 2007
--------------------------------------------------------------------------------

     Shares                                                           Value
--------------------------------------------------------------------------------
COMMON STOCKS  (97.3%)
                 ADVERTISING  (1.9%)
      18,000     Omnicom Group, Inc.                             $    1,842,840
      24,000     WPP Group PLC ADR                                    1,823,760
                                                                 --------------
                                                                      3,666,600
                 AEROSPACE/DEFENSE  (1.9%)
      36,000     DRS Technologies, Inc.                               1,878,120
      18,000     Precision Castparts Corp.                            1,872,900
                                                                 --------------
                                                                      3,751,020
                 AIR TRANSPORT  (1.9%)
      59,000     AMR Corp.  *                                         1,796,550
      50,000     Continental Airlines, Inc. Class B *                 1,819,500
                                                                 --------------
                                                                      3,616,050
                 APPAREL  (2.9%)
      50,000     Guess?, Inc.                                         2,024,500
      33,000     Phillips-Van Heusen Corp.                            1,940,400
      61,000     Warnaco Group, Inc. (The)  *                         1,732,400
                                                                 --------------
                                                                      5,697,300
                 BANK  (0.9%)
      53,000     Synovus Financial Corp.                              1,714,020

                 BIOTECHNOLOGY  (0.9%)
      31,000     Amgen, Inc.  *                                       1,732,280

                 BUILDING MATERIALS  (1.0%)
      95,000     Apogee Enterprises, Inc.                             1,903,800
                 CABLE TV  (2.0%)
      73,000     Comcast Corp. Class A *                              1,859,310
      86,000     DIRECTV Group, Inc. (The)  *                         1,984,020
                                                                 --------------
                                                                      3,843,330
                 CHEMICAL - BASIC  (1.9%)
      40,000     E.I. du Pont de Nemours and Co.                      1,977,200
      11,000     Potash Corporation of Saskatchewan, Inc.             1,759,230
                                                                 --------------
                                                                      3,736,430
                 CHEMICAL - DIVERSIFIED  (2.0%)
      48,000     Albemarle Corp.                                      1,984,320
      41,000     Cabot Corp.                                          1,956,930
                                                                 --------------
                                                                      3,941,250
                 CHEMICAL - SPECIALTY  (1.9%)
      90,000     Hercules, Inc.  *                                    1,758,600
      82,000     Tredegar Corp.                                       1,868,780
                                                                 --------------
                                                                      3,627,380
                 COMPUTER SOFTWARE & SERVICES  (6.7%)
      20,000     Cognizant Technology Solutions Corp. Class A  *      1,765,400
      52,000     Cognos, Inc.  *                                      2,048,280
      71,000     Electronic Data Systems Corp.                        1,965,280
      35,000     Infosys Technologies Ltd. ADR                        1,758,750
      76,000     Jack Henry & Associates, Inc.                        1,827,800
     109,000     Oracle Corp.  *                                      1,976,170
      46,000     Paychex, Inc.                                        1,742,020
                                                                 --------------
                                                                     13,083,700
                 DIVERSIFIED COMPANIES  (1.9%)
      36,000     Acuity Brands, Inc.                                  1,959,840
      39,000     Honeywell International, Inc.                        1,796,340
                                                                 --------------
                                                                      3,756,180
                 DRUG  (4.1%)
      39,000     Forest Laboratories, Inc.  *                         2,006,160
      68,000     Immucor, Inc.  *                                     2,001,240
      82,000     Schering-Plough Corp.                                2,091,820
      39,000     Sepracor, Inc.  *                                    1,818,570
                                                                 --------------
                                                                      7,917,790
                 E-COMMERCE  (3.0%)
      38,000     Akamai Technologies, Inc.  *                         1,896,960
     122,000     Interwoven, Inc.  *                                  2,061,800
     210,000     TIBCO Software, Inc.  *                              1,789,200
                                                                 --------------
                                                                      5,747,960
                 EDUCATIONAL SERVICES  (3.2%)
      74,000     DeVry, Inc.                                          2,171,900
     235,000     SkillSoft PLC ADR *                                  1,964,600
      16,000     Strayer Education, Inc.                              2,000,000
                                                                 --------------
                                                                      6,136,500
                 ELECTRICAL EQUIPMENT  (2.1%)
      58,000     FLIR Systems, Inc.  *                                2,068,860
      37,000     Garmin Ltd.                                          2,003,550
                                                                 --------------
                                                                      4,072,410
                 ELECTRONICS  (1.9%)
      78,000     Agilysys, Inc.                                       1,752,660
      51,000     Avnet, Inc.  *                                       1,843,140
                                                                 --------------
                                                                      3,595,800
                 ENTERTAINMENT  (1.0%)
      54,000     Walt Disney Co. (The)                                1,859,220

                 ENVIRONMENTAL  (1.0%)
     146,000     Allied Waste Industries, Inc.  *                     1,838,140

                 FINANCIAL SERVICES - DIVERSIFIED  (3.0%)
      30,000     American International Group, Inc.                   2,016,600
      44,000     CNA Financial Corp.  *                               1,895,960
      15,000     Franklin Resources, Inc.                             1,812,450
                                                                 --------------
                                                                      5,725,010
                 FOREIGN TELECOMMUNICATIONS  (1.1%)
      57,000     Telefonaktiebolaget LM Ericsson ADR                  2,114,130

                 FURNITURE/HOME FURNISHINGS  (0.8%)
      62,000     Tempur-Pedic International, Inc.                     1,611,380
                 GROCERY  (2.0%)
      67,000     Kroger Co. (The)                                     1,892,750
      52,000     Safeway, Inc.                                        1,905,280
                                                                 --------------
                                                                      3,798,030


--------------------------------------------------------------------------------

                                                       The Value Line Fund, Inc.

                                                                  March 31, 2007
--------------------------------------------------------------------------------

     Shares                                                           Value
--------------------------------------------------------------------------------
                 HOTEL/GAMING  (1.9%)
      28,000     MGM MIRAGE  *                                   $    1,946,560
      45,000     WMS Industries, Inc.  *                              1,765,800
                                                                 --------------
                                                                      3,712,360
                 HUMAN RESOURCES  (0.9%)
      61,000     CDI Corp.                                            1,764,120

                 INDUSTRIAL SERVICES  (3.9%)
      53,000     CB Richard Ellis Group, Inc. Class A *               1,811,540
      32,000     Corrections Corp. of America  *                      1,689,920
      79,000     Quanta Services, Inc.  *                             1,992,380
      56,000     TeleTech Holdings, Inc.  *                           2,054,640
                                                                 --------------
                                                                      7,548,480
                 INFORMATION SERVICES  (0.9%)
      29,000     FactSet Research Systems, Inc.                       1,822,650

                 INTERNET  (1.0%)
      37,000     Priceline.com, Inc.  *                               1,970,620

                 MEDICAL SUPPLIES  (5.0%)
      15,000     Alcon, Inc.                                          1,977,300
      59,000     Cytyc Corp.  *                                       2,018,390
      38,000     Kinetic Concepts, Inc.  *                            1,924,320
      29,000     Stryker Corp.                                        1,923,280
      22,000     Zimmer Holdings, Inc.  *                             1,879,020
                                                                 --------------
                                                                      9,722,310
                 METALS & MINING DIVERSIFIED  (3.0%)
      19,000     Allegheny Technologies, Inc.                         2,027,110
      40,000     Brush Engineered Materials, Inc.  *                  1,938,800
      27,000     Southern Copper Corp.                                1,934,820
                                                                 --------------
                                                                      5,900,730
                 NEWSPAPER  (1.0%)
      78,000     News Corp. Class B                                   1,908,660

                 OFFICE EQUIPMENT & SUPPLIES  (2.0%)
      37,000     OfficeMax, Inc.                                      1,951,380
     116,000     Xerox Corp.  *                                       1,959,240
                                                                 --------------
                                                                      3,910,620
                 PACKAGING & CONTAINER  (1.9%)
      54,000     Rock-Tenn Co. Class A                                1,792,800
      60,000     Sealed Air Corp.                                     1,896,000
                                                                 --------------
                                                                      3,688,800
                 PAPER & FOREST PRODUCTS  (1.0%)
      55,000     International Paper Co.                              2,002,000

                 PHARMACY SERVICES (1.0%)
      41,000     Walgreen Co.                                         1,881,490

                 PRECISION INSTRUMENT  (3.0%)
      57,000     FEI Co.  *                                           2,055,420
      60,000     II-VI, Inc.  *                                       2,031,000
      31,000     Waters Corp.  *                                      1,798,000
                                                                 --------------
                                                                      5,884,420
                 RECREATION  (1.9%)
      30,000     Harley-Davidson, Inc.                                1,762,500
      70,000     Mattel, Inc.                                         1,929,900
                                                                 --------------
                                                                      3,692,400
                 RETAIL - SPECIAL LINES  (4.1%)
      47,000     Aeropostale, Inc.  *                                 1,890,810
      42,000     Coach, Inc.  *                                       2,102,100
      42,000     NBTY, Inc.  *                                        2,227,680
     125,000     PC Connection, Inc.  *                               1,787,500
                                                                 --------------
                                                                      8,008,090
                 RETAIL STORE  (4.9%)
      59,000     Big Lots, Inc.  *                                    1,845,520
      48,000     Dollar Tree Stores, Inc.  *                          1,835,520
      28,000     Kohl's Corp.  *                                      2,145,080
      35,000     Nordstrom, Inc.                                      1,852,900
      32,000     Target Corp.                                         1,896,320
                                                                 --------------
                                                                      9,575,340
                 SEMICONDUCTOR  (1.0%)
     125,000     Integrated Device Technology, Inc.  *                1,927,500

                 SEMICONDUCTOR - EQUIPMENT  (2.9%)
      61,000     ATMI, Inc.  *                                        1,864,770
      60,000     Novellus Systems, Inc.  *                            1,921,200
      34,000     Varian Semiconductor Equipment
                   Associates, Inc.  *                                1,814,920
                                                                 --------------
                                                                      5,600,890
                 TELECOMMUNICATION SERVICES  (1.1%)
      53,000     AT&T, Inc.                                           2,089,790

                 TELECOMMUNICATIONS EQUIPMENT  (3.0%)
      70,000     Ciena Corp.  *                                       1,956,500
      80,000     Cisco Systems, Inc.  *                               2,042,400
      54,000     Polycom, Inc.  *                                     1,799,820
                                                                 --------------
                                                                      5,798,720
                 WIRELESS NETWORKING  (0.9%)
      13,000     Research In Motion Ltd.  *                           1,774,370


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2

                                                       The Value Line Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

                   TOTAL COMMON STOCKS AND TOTAL INVESTMENT
                      SECURITIES (97.3%)
                      (Cost $172,767,543)                           188,670,070
                                                                 --------------

Principal
 Amount                                                             Value
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS (1) (3.0%)
$    5,800,000     With Morgan Stanley, 5.05%, dated
                      3/30/07, due 4/2/07, delivery
                      value $5,802,441 (collateralized
                      by $5,905,000 U.S. Treasury Notes
                      3.875%, due 7/31/07, with a value
                      of $5,919,518)                             $    5,800,000
                                                                 --------------

                   TOTAL REPURCHASE AGREEMENTS
                      (Cost $5,800,000)                               5,800,000
                                                                 --------------
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS  (-0.3%)              (491,206)
                                                                 --------------
NET ASSETS  (100%)                                               $  193,978,864
                                                                 --------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE,
   PER OUTSTANDING SHARE
   ($193,978,864 / 15,038,363 shares outstanding)                $        12.90
                                                                 --------------
*     Non-income producing.
(1) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
ADR   American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of March 31, 2007 was as follows:
                                                                 Total Net
                                                                 Unrealized
Total Cost           Appreciation        Depreciation            Appreciation
--------------------------------------------------------------------------------
$178,567,543         $18,631,156         $(2,728,629)            $15,902,527


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                                                                               3

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Jean B. Buttner
    --------------------------
    Jean B. Buttner, President

Date: May 30, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer

By: /s/ Stephen R. Anastasio
    ------------------------------------------------------------
    Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: May 30, 2007
      ------------